Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	1,012,230
Remaining contract life in years, Outstanding options	6 years 5 months 16 days
Number outstanding, Weighted average exercise price	$ 53.91
Number exercisable	796,720
Remaining contract life in years, exercisable options	5 years 8 months 23 days
Number exercisable, Weighted average excercise price	$ 50.37
$16.31-$19.96
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 16.31
Shares authorized under stock option plans, exercise price range, upper range limit	$ 19.96
Number outstanding	104,700
Remaining contract life in years, Outstanding options	6 years 1 month 21 days
Number outstanding, Weighted average exercise price	$ 16.31
Number exercisable	104,700
Remaining contract life in years, exercisable options	6 years 1 month 21 days
Number exercisable, Weighted average excercise price	$ 16.31
$21.36-$29.37
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 21.36
Shares authorized under stock option plans, exercise price range, upper range limit	$ 29.37
Number outstanding	2,150
Remaining contract life in years, Outstanding options	4 days
Number outstanding, Weighted average exercise price	$ 21.36
Number exercisable	2,150
Remaining contract life in years, exercisable options	4 days
Number exercisable, Weighted average excercise price	$ 21.36
$40.26-$49.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 40.26
Shares authorized under stock option plans, exercise price range, upper range limit	$ 49.60
Number outstanding	299,590
Remaining contract life in years, Outstanding options	4 years 10 months 10 days
Number outstanding, Weighted average exercise price	$ 45.63
Number exercisable	299,590
Remaining contract life in years, exercisable options	4 years 10 months 10 days
Number exercisable, Weighted average excercise price	$ 45.63
$51.67 - $72.95
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 51.67
Shares authorized under stock option plans, exercise price range, upper range limit	$ 72.95
Number outstanding	605,790
Remaining contract life in years, Outstanding options	7 years 3 months 26 days
Number outstanding, Weighted average exercise price	$ 64.61
Number exercisable	390,280
Remaining contract life in years, exercisable options	6 years 3 months 26 days
Number exercisable, Weighted average excercise price	$ 63.30